Provisions for liabilities - Summary of Provisions Excluding Post-Retirement Benefits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Provisions [Line Items]
Beginning balance	£ 985	£ 1,058
Differences on exchange	(39)	(54)
Subsidiaries acquired		6
Provided in respect of the year	258	391
Utilised during the year	(351)	(416)
Ending balance	853	985
– current	461	598
– non-current	392	387
Other
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year		179
Utilised during the year	(152)	(190)
MSA Litigation
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year		212
Utilised during the year	(199)
Excise dispute in Russia
Disclosure Of Other Provisions [Line Items]
Beginning balance		252
Utilised during the year		(226)
Restructuring of Existing Businesses
Disclosure Of Other Provisions [Line Items]
Beginning balance	241	298
Differences on exchange	(13)	5
Provided in respect of the year	32	60
Utilised during the year	(81)	(122)
Ending balance	179	241
– current	123	165
– non-current	56	76
Restructuring of Existing Businesses | Other
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year		60
Utilised during the year	(81)	(122)
Employee Related Benefits
Disclosure Of Other Provisions [Line Items]
Beginning balance	38	28
Differences on exchange	(3)	(2)
Provided in respect of the year	27	19
Utilised during the year	(21)	(7)
Ending balance	41	38
– current	14	23
– non-current	27	15
Employee Related Benefits | Other
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year		19
Utilised during the year	(21)	(7)
Fox River
Disclosure Of Other Provisions [Line Items]
Beginning balance	70	73
Utilised during the year	(8)	(3)
Ending balance	62	70
– current	8	1
– non-current	54	69
Fox River | Other
Disclosure Of Other Provisions [Line Items]
Utilised during the year	(8)	(3)
Other Provisions
Disclosure Of Other Provisions [Line Items]
Beginning balance	636	659
Differences on exchange	(23)	(57)
Subsidiaries acquired		6
Provided in respect of the year	199	312
Utilised during the year	(241)	(284)
Ending balance	571	636
– current	316	409
– non-current	255	227
Other Provisions | Other
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year		100
Utilised during the year	(42)	(58)
Other Provisions | MSA Litigation
Disclosure Of Other Provisions [Line Items]
Provided in respect of the year		212
Utilised during the year	£ (199)
Other Provisions | Excise dispute in Russia
Disclosure Of Other Provisions [Line Items]
Utilised during the year		£ (226)